Prior Year Restatement and Opening Balance Adjustments - Additional Information (Detail) £ in Millions	12 Months Ended
	Mar. 31, 2019 GBP (£) Business	Mar. 31, 2018 GBP (£)	Mar. 31, 2017 GBP (£)	Apr. 01, 2018 GBP (£)	Mar. 31, 2016 GBP (£)
Disclosure Of Changes In Accounting Estimates [Line Items]
Number of customer facing lines of business | Business	4
Total equity	£ (10,167)	£ (9,911)	£ (8,335)	£ (10,971)	£ (10,112)
Remeasurements of the net pension obligation	(2,102)	1,684	(2,789)
Tax expense on pension re-measurement	£ (384)	263	£ (416)
Increase (decrease) due to corrections of prior period errors [member]
Disclosure Of Changes In Accounting Estimates [Line Items]
Net defined benefit obligation after tax		393
Increase in retirement benefit obligation,gross		476
Total equity		393
Remeasurements of the net pension obligation		476
Tax expense on pension re-measurement		£ 83